UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2025

Date of reporting period: June 30, 2025

Item 1.	Reports to Stockholders.

(a)              A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

ARGA Emerging Markets Value Fund

Institutional Class Shares - ARMIX

Semi-Annual Shareholder Report: June 30, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the ARGA Emerging Markets Value Fund (the "Fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.argainvest.com/arga-emerging-markets-value-fund/. You can also request this information by contacting us at 866-234-ARGA (866-234-2742).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARGA Emerging Markets Value Fund, Institutional Class Shares	$45	0.82%

Key Fund Statistics as of June 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,171,395,355	56	$3,487,440	12%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	1.1%
Peru	1.2%
Indonesia	1.3%
Macao	2.6%
Hong Kong	2.8%
United States	3.1%
Thailand	3.9%
India	5.1%
South Africa	5.9%
Taiwan	7.7%
South Korea	13.7%
Brazil	17.2%
China	29.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SK Hynix	3.3%
MTN Group	3.2%
Las Vegas Sands	3.1%
China Overseas Land & Investment	3.0%
Samsung Electronics	2.9%
B3 - Brasil Bolsa Balcao	2.9%
HDFC Bank	2.9%
Ping An Insurance Group of China, Cl H	2.7%
Gree Electric Appliances of Zhuhai, Cl A	2.4%
Banco Bradesco ADR	2.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-234-ARGA (866-234-2742)

  https://www.argainvest.com/arga-emerging-markets-value-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-234-ARGA (866-234-2742) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

ARMIX-SAR-2025

The Advisors' Inner Circle Fund III

ARGA International Value Fund

Institutional Class Shares - ARVIX

Semi-Annual Shareholder Report: June 30, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the ARGA International Value Fund (the "Fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.argainvest.com/arga-international-value-fund/. You can also request this information by contacting us at 866-234-ARGA (866-234-2742).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARGA International Value Fund, Institutional Class Shares	$41	0.75%

Key Fund Statistics as of June 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$121,121,207	57	$329,820	30%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	23.0%
Canada	4.5%
Brazil	4.6%
Switzerland	4.7%
Finland	5.3%
United Kingdom	5.4%
Singapore	5.6%
Spain	5.7%
Germany	6.1%
South Korea	7.2%
Japan	7.4%
China	8.8%
France	9.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
STMicroelectronics	5.6%
Nidec	4.7%
Nokia	4.1%
Kering	3.5%
SK Hynix	3.4%
Infineon Technologies	3.1%
Nutrien	3.0%
UBS Group	2.8%
Banco Bilbao Vizcaya Argentaria	2.8%
Sands China	2.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-234-ARGA (866-234-2742)

  https://www.argainvest.com/arga-international-value-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-234-ARGA (866-234-2742) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

ARVIX-SAR-2025

The Advisors' Inner Circle Fund III

ARGA Value Fund

Institutional Class Shares - ARUIX

Semi-Annual Shareholder Report: June 30, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the ARGA Value Fund (the "Fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.argainvest.com/arga-value-fund/. You can also request this information by contacting us at 866-234-ARGA (866-234-2742).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARGA Value Fund, Institutional Class Shares	$33	0.65%

Key Fund Statistics as of June 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,740,190	41	$-	38%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Utilities	2.0%
Communication Services	3.7%
Materials	4.1%
Consumer Staples	5.0%
Energy	5.4%
Industrials	6.7%
Health Care	9.4%
Consumer Discretionary	17.0%
Information Technology	19.5%
Financials	26.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Las Vegas Sands	4.9%
ON Semiconductor	4.7%
Citigroup	4.3%
Bank of America	4.1%
Target	4.0%
Patterson-UTI Energy	3.2%
Synchrony Financial	3.2%
Capital One Financial	3.1%
Tapestry	3.1%
Lear	3.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-234-ARGA (866-234-2742)

  https://www.argainvest.com/arga-value-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-234-ARGA (866-234-2742) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

ARUIX-SAR-2025

(b)              Not applicable.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a)              The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)              Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2025 (UNAUDITED)

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	17
Statements of Operations	19
Statements of Changes in Net Assets	21
Financial Highlights	24
Notes to Financial Statements	27
Other Information (Form N-CSRS Items 8-11)	40

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND
JUNE 30, 2025
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 94.9%
	Shares	Value
BRAZIL — 17.2%
CONSUMER DISCRETIONARY — 1.0%
Lojas Renner	3,272,940	$11,825,258

CONSUMER STAPLES — 1.8%
Sendas Distribuidora	9,876,500	20,596,114

ENERGY — 3.5%
Petroleo Brasileiro ADR	1,267,747	15,859,515
PRIO *	3,165,800	24,659,339
		40,518,854
FINANCIALS — 7.5%
B3 - Brasil Bolsa Balcao	12,813,500	34,291,342
Banco Bradesco ADR	9,053,719	27,975,992
Banco Bradesco	9,792,140	26,079,451
		88,346,785
INDUSTRIALS — 1.6%
Localiza Rent a Car	2,468,100	18,529,716

MATERIALS — 1.8%
Vale	2,223,500	21,567,512
		201,384,239
CHINA — 29.3%
COMMUNICATION SERVICES — 2.0%
Tencent Holdings	358,300	23,087,280

CONSUMER DISCRETIONARY — 9.1%
Alibaba Group Holding	1,256,000	17,779,873
Alibaba Group Holding ADR	146,642	16,630,669
Gree Electric Appliances of Zhuhai, Cl A	4,572,156	28,675,109
Li Ning	9,385,000	20,338,851
Trip.com Group ADR	381,071	22,346,003
		105,770,505
CONSUMER STAPLES — 1.7%
Budweiser Brewing APAC	20,352,300	20,207,466

FINANCIALS — 6.0%
Industrial & Commercial Bank of China, Cl H	28,050,000	22,273,264
PICC Property & Casualty, Cl H	8,500,000	16,516,987
Ping An Insurance Group of China, Cl H	5,030,500	32,111,287
		70,901,538
INDUSTRIALS — 2.6%
Beijing New Building Materials, Cl A	5,790,429	21,408,216
SITC International Holdings	2,999,642	9,616,832
		31,025,048

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND
JUNE 30, 2025
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
CHINA (continued)
MATERIALS — 5.0%
Beijing Oriental Yuhong Waterproof Technology, Cl A	8,600,312	$12,885,529
China Jushi, Cl A	11,559,734	18,387,788
Hengli Petrochemical, Cl A	13,545,399	26,960,745
		58,234,062
REAL ESTATE — 2.9%
China Overseas Land & Investment	19,824,969	34,558,783
		343,784,682
HONG KONG — 2.8%
CONSUMER DISCRETIONARY — 0.8%
Melco Resorts & Entertainment ADR *	1,338,151	9,674,832

CONSUMER STAPLES — 1.0%
WH Group	11,718,806	11,294,493

HEALTH CARE — 1.0%
Sino Biopharmaceutical	18,025,151	12,126,283
		33,095,608
HUNGARY — 1.1%
FINANCIALS — 1.1%
OTP Bank Nyrt	162,862	13,017,577

INDIA — 5.1%
ENERGY — 1.2%
Indian Oil	7,985,145	13,689,676

FINANCIALS — 2.9%
HDFC Bank	1,462,910	34,152,310

MATERIALS — 1.0%
Hindalco Industries	1,460,249	11,814,048
		59,656,034
INDONESIA — 1.3%
FINANCIALS — 1.3%
Bank Rakyat Indonesia Persero	67,875,600	15,649,423

MACAO — 2.6%
CONSUMER DISCRETIONARY — 2.6%
Galaxy Entertainment Group	2,817,000	12,557,058
Sands China	8,602,400	17,978,418
		30,535,476

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND
JUNE 30, 2025
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
PERU — 1.2%
FINANCIALS — 1.2%
Credicorp	60,993	$13,633,155

RUSSIA — 0.0%
MATERIALS — 0.0%
Alrosa PJSC (A)	506,080	–

SOUTH AFRICA — 5.9%
COMMUNICATION SERVICES — 3.2%
MTN Group	4,733,609	37,680,625

CONSUMER DISCRETIONARY — 1.2%
Naspers, Cl N	45,168	14,093,030

FINANCIALS — 1.5%
Absa Group	1,735,632	17,275,452
		69,049,107
SOUTH KOREA — 13.7%
CONSUMER DISCRETIONARY — 1.9%
Hyundai Mobis	102,019	21,643,148

FINANCIALS — 3.8%
DB Insurance	90,745	8,280,716
Hana Financial Group	279,187	17,783,659
KB Financial Group	221,341	18,188,979
		44,253,354
INFORMATION TECHNOLOGY — 8.0%
Samsung Electro-Mechanics	177,982	17,683,514
Samsung Electronics	778,423	34,423,127
SK Hynix	178,369	38,435,240
WONIK IPS	179,917	3,510,172
		94,052,053
		159,948,555
TAIWAN — 7.7%
FINANCIALS — 0.8%
Chailease Holding	2,025,068	8,771,010

INFORMATION TECHNOLOGY — 6.9%
Taiwan Semiconductor Manufacturing ADR	96,067	21,758,215
Taiwan Semiconductor Manufacturing	763,000	27,902,417
Yageo	1,620,237	26,886,049

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND
JUNE 30, 2025
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
TAIWAN (continued)
INFORMATION TECHNOLOGY (continued)
Zhen Ding Technology Holding	1,362,682	$4,689,508
		81,236,189
		90,007,199
THAILAND — 3.9%
FINANCIALS — 3.9%
Kasikornbank	4,799,500	22,670,920
SCB X	6,358,300	22,993,360
		45,664,280
UNITED STATES — 3.1%
CONSUMER DISCRETIONARY — 3.1%
Las Vegas Sands	843,103	36,683,411

TOTAL COMMON STOCK
(Cost $890,693,888)		1,112,108,746

TOTAL INVESTMENTS— 94.9%
(Cost $890,693,888)		$1,112,108,746

Percentages are based on Net Assets of $1,171,395,355.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*	Non-income producing security.

(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND
JUNE 30, 2025
(UNAUDITED)

The following is a summary of the inputs used as of June 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Brazil	$201,384,239	$—	$—		$201,384,239
China	38,976,672	304,808,010	—		343,784,682
Hong Kong	9,674,832	23,420,776	—		33,095,608
Hungary	—	13,017,577	—		13,017,577
India	—	59,656,034	—		59,656,034
Indonesia	—	15,649,423	—		15,649,423
Macao	—	30,535,476	—		30,535,476
Peru	13,633,155	—	—		13,633,155
Russia	—	—	—	^	—	^
South Africa	—	69,049,107	—		69,049,107
South Korea	—	159,948,555	—		159,948,555
Taiwan	21,758,215	68,248,984	—		90,007,199
Thailand	—	45,664,280	—		45,664,280
United States	36,683,411	—	—		36,683,411
Total Common Stock	322,110,524	789,998,222	—	^	1,112,108,746
Total Investments in Securities	$322,110,524	$789,998,222	$—	^	$1,112,108,746

†	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^	Includes securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “–” are $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
JUNE 30, 2025
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 97.5%
	Shares	Value
AUSTRALIA — 0.5%
FINANCIALS — 0.5%
QBE Insurance Group	41,901	$645,239

BRAZIL — 4.0%
CONSUMER DISCRETIONARY — 2.2%
Lojas Renner	726,850	2,626,137

CONSUMER STAPLES — 0.6%
Ambev	281,358	688,235

FINANCIALS — 1.2%
Banco Bradesco ADR	495,999	1,532,637

		4,847,009
CANADA — 4.5%
CONSUMER DISCRETIONARY — 1.5%
Magna International	45,343	1,752,785

MATERIALS — 3.0%
Nutrien	62,705	3,653,859

		5,406,644
CHINA — 8.8%
CONSUMER DISCRETIONARY — 5.1%
Gree Electric Appliances of Zhuhai, Cl A	186,100	1,167,160
Li Ning	945,500	2,049,055
Trip.com Group ADR	50,738	2,975,276

		6,191,491

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
JUNE 30, 2025
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
CHINA (continued)
FINANCIALS — 2.0%
Ping An Insurance Group of China, Cl H	380,627	$2,429,664

REAL ESTATE — 1.7%
China Overseas Land & Investment	1,189,804	2,074,060

		10,695,215
FINLAND — 5.3%
ENERGY — 1.2%
Neste	106,160	1,438,701

INFORMATION TECHNOLOGY — 4.1%
Nokia	955,151	4,955,938

		6,394,639
FRANCE — 9.8%
CONSUMER DISCRETIONARY — 4.5%
Accor	23,654	1,239,673
Kering	19,202	4,183,276

		5,422,949
CONSUMER STAPLES — 0.9%
Pernod Ricard	11,306	1,127,792

INDUSTRIALS — 2.5%
Airbus	12,070	2,525,061
Teleperformance	5,027	488,260

		3,013,321
INFORMATION TECHNOLOGY — 1.9%
Capgemini	13,387	2,292,348

		11,856,410

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
JUNE 30, 2025
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
GERMANY — 6.1%
CONSUMER DISCRETIONARY — 0.9%
Continental	11,632	$1,015,218

HEALTH CARE — 2.1%
Bayer	84,185	2,536,273

INFORMATION TECHNOLOGY — 3.1%
Infineon Technologies	88,571	3,779,517

		7,331,008
HONG KONG — 4.2%
CONSUMER DISCRETIONARY — 1.1%
Melco Resorts & Entertainment ADR *	185,949	1,344,411

FINANCIALS — 2.0%
Prudential	199,368	2,495,333

REAL ESTATE — 1.1%
Sun Hung Kai Properties	113,500	1,307,866

		5,147,610
INDIA — 1.2%
FINANCIALS — 1.2%
HDFC Bank ADR	8,118	622,407
HDFC Bank	33,438	780,626

		1,403,033
INDONESIA — 1.8%
FINANCIALS — 1.8%
Bank Rakyat Indonesia Persero	9,215,900	2,124,821

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
JUNE 30, 2025
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
ITALY — 0.6%
ENERGY — 0.6%
Saipem	271,223	$741,472

JAPAN — 7.4%
INDUSTRIALS — 6.5%
Marubeni	108,100	2,179,107
Nidec	291,800	5,670,578

		7,849,685
MATERIALS — 0.9%
Kobe Steel	107,300	1,171,325

		9,021,010
LUXEMBOURG — 0.7%
MATERIALS — 0.7%
ArcelorMittal	24,898	790,621

MACAO — 3.6%
CONSUMER DISCRETIONARY — 3.6%
Galaxy Entertainment Group	249,000	1,109,942
Sands China	1,545,200	3,229,361

		4,339,303
NETHERLANDS — 2.9%
FINANCIALS — 1.9%
ABN AMRO Bank GDR	43,420	1,185,628
Aegon	156,627	1,135,034

		2,320,662

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
JUNE 30, 2025
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
NETHERLANDS (continued)
INDUSTRIALS — 1.0%
Randstad	24,643	$1,139,026

		3,459,688
NORWAY — 2.2%
ENERGY — 2.2%
Equinor	106,740	2,695,618

SINGAPORE — 5.6%
INFORMATION TECHNOLOGY — 5.6%
STMicroelectronics	223,156	6,842,428

SOUTH KOREA — 7.2%
CONSUMER DISCRETIONARY — 2.1%
Hyundai Mobis	11,899	2,524,351

FINANCIALS — 1.2%
Shinhan Financial Group	32,841	1,488,908

INFORMATION TECHNOLOGY — 3.9%
Samsung Electronics	13,372	591,332
SK Hynix	19,159	4,128,412

		4,719,744
		8,733,003
SPAIN — 5.7%
ENERGY — 0.8%
Repsol	67,879	992,828

FINANCIALS — 4.9%
Banco Bilbao Vizcaya Argentaria	216,681	3,336,522

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
JUNE 30, 2025
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
SPAIN (continued)
FINANCIALS (continued)
Banco Santander	315,626	$2,613,668

		5,950,190
		6,943,018
SWEDEN — 2.4%
MATERIALS — 2.4%
Boliden *	91,939	2,873,044

SWITZERLAND — 4.7%
FINANCIALS — 3.9%
Julius Baer Group	19,526	1,324,543
UBS Group	100,031	3,396,229

		4,720,772
INDUSTRIALS — 0.8%
Adecco Group	32,603	971,503

		5,692,275
UNITED KINGDOM — 5.4%
CONSUMER DISCRETIONARY — 1.0%
Whitbread	32,233	1,250,831

FINANCIALS — 4.4%
HSBC Holdings	241,261	2,918,330
Standard Chartered	143,326	2,371,830

		5,290,160
		6,540,991

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
JUNE 30, 2025
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
UNITED STATES — 2.9%
CONSUMER DISCRETIONARY — 2.0%
Las Vegas Sands	56,136	$2,442,477

HEALTH CARE — 0.9%
GSK	55,331	1,054,964

		3,497,441
TOTAL COMMON STOCK
(Cost $105,645,241)		118,021,540

PREFERRED STOCK — 0.6%

BRAZIL — 0.6%
MATERIALS — 0.6%
Gerdau (A)	256,068	754,098

TOTAL PREFERRED STOCK
(Cost $939,337)		754,098

TOTAL INVESTMENTS— 98.1%
(Cost $106,584,578)		$118,775,638

Percentages are based on Net Assets of $121,121,207.

*	Non-income producing security.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
JUNE 30, 2025
(UNAUDITED)

The following is a summary of the inputs used as of June 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$645,239	$—	$645,239
Brazil	4,847,009	—	—	4,847,009
Canada	5,406,644	—	—	5,406,644
China	2,975,276	7,719,939	—	10,695,215
Finland	—	6,394,639	—	6,394,639
France	—	11,856,410	—	11,856,410
Germany	—	7,331,008	—	7,331,008
Hong Kong	1,344,411	3,803,199	—	5,147,610
India	622,407	780,626	—	1,403,033
Indonesia	—	2,124,821	—	2,124,821
Italy	—	741,472	—	741,472
Japan	—	9,021,010	—	9,021,010
Luxembourg	—	790,621	—	790,621
Macao	—	4,339,303	—	4,339,303
Netherlands	—	3,459,688	—	3,459,688
Norway	—	2,695,618	—	2,695,618
Singapore	—	6,842,428	—	6,842,428
South Korea	—	8,733,003	—	8,733,003
Spain	—	6,943,018	—	6,943,018
Sweden	—	2,873,044	—	2,873,044
Switzerland	—	5,692,275	—	5,692,275
United Kingdom	—	6,540,991	—	6,540,991
United States	2,442,477	1,054,964	—	3,497,441
Total Common Stock	17,638,224	100,383,316	—	118,021,540
Preferred Stock
Brazil	754,098	—	—	754,098
Total Investments in Securities	$18,392,322	$100,383,316	$—	$118,775,638

Amounts designated as “–” are $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA
VALUE FUND
JUNE 30, 2025
(UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK†† — 99.1%

	Shares	Value
COMMUNICATION SERVICES — 3.7%
Comcast, Cl A	2,307	$82,337
Liberty Global, Cl A *	9,281	92,903

		175,240

CONSUMER DISCRETIONARY — 17.0%
Las Vegas Sands	5,353	232,909
LCI Industries	1,543	140,706
Lear	1,505	142,945
Mohawk Industries *	1,354	141,953
Tapestry	1,663	146,028

		804,541

CONSUMER STAPLES — 5.0%
Dollar General	415	47,468
Target	1,928	190,197

		237,665

ENERGY — 5.4%
Occidental Petroleum	2,474	103,932
Patterson-UTI Energy	25,475	151,067

		254,999

FINANCIALS — 26.3%
Bank of America	4,135	195,668
Capital One Financial	698	148,506
Citigroup	2,367	201,479
Goldman Sachs Group	134	94,839
Invesco	6,234	98,310
RenaissanceRe Holdings	504	122,422
Synchrony Financial	2,263	151,033
T Rowe Price Group	991	95,631
Unum Group	502	40,542
Voya Financial	1,358	96,418

		1,244,848

HEALTH CARE — 9.4%
Baxter International	4,559	138,047
Gilead Sciences	1,257	139,364
Humana	357	87,279

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA
VALUE FUND
JUNE 30, 2025
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
HEALTH CARE (continued)
Merck	1,044	$82,643

		447,333

INDUSTRIALS — 6.7%
Alaska Air Group *	1,905	94,260
Carrier Global	560	40,986
ManpowerGroup	2,270	91,708
WESCO International	486	90,007

		316,961

INFORMATION TECHNOLOGY — 19.5%
Amdocs	408	37,226
Arrow Electronics *	930	118,510
EPAM Systems *	804	142,163
Flex *	886	44,229
NXP Semiconductors	605	132,186
ON Semiconductor *	4,249	222,690
QUALCOMM	890	141,742
Skyworks Solutions	1,141	85,027

		923,773

MATERIALS — 4.1%
Alcoa	4,007	118,247
Dow	1,413	37,416
LyondellBasell Industries, Cl A	720	41,659

		197,322

UTILITIES — 2.0%
UGI	2,572	93,672

TOTAL COMMON STOCK
(Cost $4,539,901)		4,696,354

TOTAL INVESTMENTS— 99.1%
(Cost $4,539,901)		$4,696,354

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA
VALUE FUND
JUNE 30, 2025
(UNAUDITED)

Percentages are based on Net Assets of $4,740,190.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class

As of June 30, 2025, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2025
(UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES
	ARGA Emerging Markets Value Fund	ARGA International Value Fund
Assets:
Investments, at Value (Cost $890,693,888 and $106,584,578)	$1,112,108,746	$118,775,638
Foreign Currency, at Value (Cost $1,350,421 and $142,287)	1,350,698	142,327
Cash	53,731,340	1,876,950
Dividend and Interest Receivable	5,220,189	208,975
Receivable for Capital Shares Sold	947,221	59,506
Receivable for Investment Securities Sold	509,333	339,694
Reclaim Receivable	279,744	216,711
Reimbursement/Receivable due for Trustee Fees	3,377	435
Other Prepaid Expenses	47,879	23,514
Total Assets	1,174,198,527	121,643,750
Liabilities:
Payable for Foreign Capital Gains Tax	1,575,484	14,278
Payable to Investment Adviser	653,942	50,478
Payable for Capital Shares Redeemed	414,375	446,096
Payable to Administrator	60,504	8,219
Chief Compliance Officer Fees Payable	8,097	946
Unrealized Loss on Foreign Spot Currency Contracts	667	1,258
Other Accrued Expenses and Other Payables	90,103	1,268
Total Liabilities	2,803,172	522,543
Commitments and Contingencies†
Net Assets	$1,171,395,355	$121,121,207
Net Assets Consist of:
Paid-in Capital	$930,152,493	$106,620,181
Total Distributable Earnings	241,242,862	14,501,026
Net Assets	$1,171,395,355	$121,121,207
Institutional Class Shares:
Net Assets	$1,171,395,355	$121,121,207
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	95,023,856	9,958,756
Net Asset Value, Offering and Redemption Price Per Share	$12.33	$12.16

†	See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2025
(UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

ARGA Value Fund
Assets:
Investments, at Value (Cost $4,539,901)	$4,696,354
Cash	40,202
Reimbursement/Receivable due from Investment Adviser	10,208
Dividend and Interest Receivable	4,020
Other Prepaid Expenses	11,645
Total Assets	4,762,429
Liabilities:
Audit Fees Payable	13,271
Payable to Administrator	6,164
Transfer Agent Fees Payable	2,788
Chief Compliance Officer Fees Payable	14
Payable to Trustees	2
Total Liabilities	22,239
Commitments and Contingencies†
Net Assets	$4,740,190
Net Assets Consist of:
Paid-in Capital	$4,506,087
Total Distributable Earnings	234,103
Net Assets	$4,740,190
Institutional Class Shares:
Net Assets	$4,740,190
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	428,690
Net Asset Value, Offering and Redemption Price Per Share	$11.06

†	See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
FOR THE SIX MONTHS ENDED
JUNE 30, 2025
(UNAUDITED)

STATEMENTS OF OPERATIONS

	ARGA Emerging Markets Value Fund	ARGA International Value Fund
Investment Income:
Dividends	$24,582,635	$2,201,176
Interest	1,149,466	63,104
Less: Foreign Taxes Withheld	(2,077,958)	(246,099)
Total Investment Income	23,654,143	2,018,181
Expenses:
Investment Advisory Fees	3,487,440	359,068
Administration Fees	325,407	49,499
Trustees' Fees	20,766	2,563
Chief Compliance Officer Fees	8,406	981
Custodian Fees	73,298	12,098
Registration and Filing Fees	41,161	13,801
Legal Fees	33,344	3,946
Printing Fees	25,340	2,811
Transfer Agent Fees	22,982	11,370
Audit Fees	14,576	14,576
Pricing Fees	1,178	1,462
Other Expenses	48,961	5,910
Total Expenses	4,102,859	478,085
Less:
Waiver of Investment Advisory Fees	–	(29,248)
Net Expenses	4,102,859	448,837
Net Investment Income	19,551,284	1,569,344
Net Realized Gain (Loss) on:
Investments	21,087,186	571,169
Foreign Capital Gains Tax	(224,785)	–
Foreign Currency Transactions	(42,386)	1,019
Net Realized Gain	20,820,015	572,188
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	158,914,470	20,287,869
Foreign Capital Gains Tax	(784,245)	(14,278)
Foreign Currency Translation	190,691	17,714
Net Change in Unrealized Appreciation (Depreciation)	158,320,916	20,291,305
Net Realized and Unrealized Gain	179,140,931	20,863,493
Net Increase in Net Assets Resulting from Operations	$198,692,215	$22,432,837

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
FOR THE SIX MONTHS ENDED
JUNE 30, 2025
(UNAUDITED)

STATEMENT OF OPERATIONS

ARGA Value Fund
Investment Income:
Dividends	$29,640
Interest	443
Less: Foreign Taxes Withheld	(11)
Total Investment Income	30,072
Expenses:
Administration Fees	37,124
Investment Advisory Fees	4,840
Trustees' Fees	32
Chief Compliance Officer Fees	14
Audit Fees	13,275
Registration and Filing Fees	11,433
Transfer Agent Fees	9,661
Pricing Fees	880
Custodian Fees	205
Legal Fees	51
Printing Fees	38
Other Expenses	69
Total Expenses	77,622
Less:
Waiver of Investment Advisory Fees	(4,840)
Waiver - Reimbursement from Adviser	(66,489)
Net Expenses	6,293
Net Investment Income	23,779
Net Realized Gain on:
Investments	3,153
Net Realized Gain	3,153
Net Change in Unrealized Appreciation on:
Investments	137,554
Net Change in Unrealized Appreciation (Depreciation)	137,554
Net Realized and Unrealized Gain	140,707
Net Increase in Net Assets Resulting from Operations	$164,486

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations:
Net Investment Income	$19,551,284	$20,064,864
Net Realized Gain (Loss)	20,820,015	55,748
Net Change in Unrealized Appreciation (Depreciation)	158,320,916	31,494,682
Net Increase in Net Assets Resulting From Operations	198,692,215	51,615,294
Distributions:
Institutional Class Shares	–	(28,842,447)
Return of Capital:
Institutional Class Shares	–	(39,537)
Total Distributions	–	(28,881,984)
Capital Share Transactions:
Institutional Class Shares
Issued	236,482,660	372,857,514
Reinvestment of Distributions	–	26,188,685
Redeemed	(126,224,322)	(125,856,552)
Net Increase in Net Assets From Capital Share Transactions	110,258,338	273,189,647
Total Increase in Net Assets	308,950,553	295,922,957
Net Assets:
Beginning of Year/Six Month Period	862,444,802	566,521,845
End of Year/Six Month Period	$1,171,395,355	$862,444,802
Shares Transactions:
Institutional Class Shares
Issued	21,765,080	36,470,325
Reinvestment of Distributions	–	2,554,994
Redeemed	(11,557,761)	(12,494,053)
Net Increase in Shares Outstanding From Share Transactions	10,207,319	26,531,266

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations:
Net Investment Income	$1,569,344	$1,821,969
Net Realized Gain (Loss)	572,188	1,884,257
Net Change in Unrealized Appreciation (Depreciation)	20,291,305	(8,835,188)
Net Increase (Decrease) in Net Assets Resulting From Operations	22,432,837	(5,128,962)
Distributions:
Institutional Class Shares	–	(3,538,824)
Total Distributions	–	(3,538,824)
Capital Share Transactions:
Institutional Class Shares
Issued	22,251,867	118,164,378
Reinvestment of Distributions	–	3,538,824
Redeemed	(45,627,969)	(7,898,750)
Net Increase (Decrease) in Net Assets From Capital Share Transactions	(23,376,102)	113,804,452
Total Increase (Decrease) in Net Assets	(943,265)	105,136,666
Net Assets:
Beginning of Year/Six Month Period	122,064,472	16,927,806
End of Year/Six Month Period	$121,121,207	$122,064,472
Shares Transactions:
Institutional Class Shares
Issued	2,091,630	10,671,805
Reinvestment of Distributions	–	343,028
Redeemed	(4,049,817)	(722,345)
Net Increase (Decrease) in Shares Outstanding From Share Transactions	(1,958,187)	10,292,488

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA
VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations:
Net Investment Income	$23,779	$23,598
Net Realized Gain (Loss)	3,153	129,037
Net Change in Unrealized Appreciation (Depreciation)	137,554	(80,916)
Net Increase in Net Assets Resulting From Operations	164,486	71,719
Distributions:
Institutional Class Shares	–	(105,350)
Total Distributions	–	(105,350)
Capital Share Transactions:
Institutional Class Shares
Issued	3,415,962	56
Reinvestment of Distributions	–	105,350
Redeemed	(22,522)	–
Net Increase in Net Assets From Capital Share Transactions	3,393,440	105,406
Total Increase in Net Assets	3,557,926	71,775
Net Assets:
Beginning of Year/Six Month Period	1,182,264	1,110,489
End of Year/Six Month Period	$4,740,190	$1,182,264
Shares Transactions:
Institutional Class Shares
Issued	320,334	5
Reinvestment of Distributions	–	9,806
Redeemed	(2,109)	–
Net Increase in Shares Outstanding From Share Transactions	318,225	9,811

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year or Period

	Institutional Class Shares
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Period Ended December 31, 2021(1)
Net Asset Value, Beginning of Year/Period	$10.17		$9.72	$8.61	$9.05	$10.00
Income (Loss) from Investment Operations:
Net Investment Income*	0.21		0.28	0.29	0.38	0.23
Net Realized and Unrealized Gain (Loss)	1.95		0.52	1.15	(0.49)	(1.08)
Total from Investment Operations	2.16		0.80	1.44	(0.11)	(0.85)
Dividends and Distributions:
Net Investment Income	—		(0.35)	(0.33)	(0.33)	(0.09)
Capital Gains	—		—	—	—	(0.01)
Return of Capital	—		— ^	—	—	—
Total Dividends and Distributions	—		(0.35)	(0.33)	(0.33)	(0.10)
Net Asset Value, End of Year/Period	$12.33		$10.17	$9.72	$8.61	$9.05
Total Return†	21.24%		8.18%	16.74%	(1.19)%	(8.45)%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$1,171,395		$862,445	$566,522	$427,811	$179,438
Ratio of Net Expenses to Average Net Assets	0.82	%††	0.84%	0.87%	0.90%	0.90%††
Ratio of Gross Expenses to Average Net Assets	0.82	%††	0.84%	0.85%	0.88%	1.19%††
Ratio of Net Investment Income to Average Net Assets	3.92	%††	2.77%	3.09%	4.45%	4.24%††
Portfolio Turnover Rate‡	12%		32%	26%	35%	17%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover rate is for the period indicated and has not been annualized.
^	Amount is less than $0.005 per share.
(1)	Commenced operations on June 3, 2021.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year or Period

	Institutional Class Shares
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Period Ended December 31, 2021(1)
Net Asset Value, Beginning of Year/Period	$10.24		$10.42	$8.56	$9.23	$10.00
Income (Loss) from Investment Operations:
Net Investment Income*	0.14		0.27	0.23	0.29	0.12
Net Realized and Unrealized Gain (Loss)	1.78		(0.15)	1.75	(0.65)	(0.84)
Total from Investment Operations	1.92		0.12	1.98	(0.36)	(0.72)
Dividends and Distributions:
Net Investment Income	—		(0.17)	(0.12)	(0.31)	(0.05)
Capital Gains	—		(0.13)	—	—	—
Total Dividends and Distributions	—		(0.30)	(0.12)	(0.31)	(0.05)
Net Asset Value, End of Year/Period	$12.16		$10.24	$10.42	$8.56	$9.23
Total Return†	18.75%		1.15%	23.09%	(3.88)%	(7.21)%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$121,121		$122,064	$16,928	$3,127	$3,474
Ratio of Net Expenses to Average Net Assets	0.75	%††	0.75%	0.75%	0.75%	0.75%††
Ratio of Gross Expenses to Average Net Assets	0.80	%††	0.92%	4.16%	6.39%	17.78%††
Ratio of Net Investment Income to Average Net Assets	2.62	%††	2.48%	2.34%	3.44%	2.23%††
Portfolio Turnover Rate‡	30%		38%	64%	46%	10%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Commenced operations on June 3, 2021.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA
VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year or Period

	Institutional Class Shares
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Period Ended December 31, 2023(1)
Net Asset Value, Beginning of Year/Period	$10.70		$11.03	$10.00
Income (Loss) from Investment Operations:
Net Investment Income*	0.13		0.23	0.07
Net Realized and Unrealized Gain	0.23		0.47	1.03
Total from Investment Operations	0.36		0.70	1.10
Dividends and Distributions:
Net Investment Income	—		(0.22)	(0.07)
Capital Gains	—		(0.81)	—
Total Dividends and Distributions	—		(1.03)	(0.07)
Net Asset Value, End of Year/Period	$11.06		$10.70	$11.03
Total Return†	3.36%		6.46%	11.01%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$4,740		$1,182	$1,110
Ratio of Net Expenses to Average Net Assets	0.65	%††	0.65%	0.65%††
Ratio of Gross Expenses to Average Net Assets	8.02	%††	19.09%	25.73%††
Ratio of Net Investment Income to Average Net Assets	2.46	%††	2.02%	2.17%††
Portfolio Turnover Rate‡	38%		59%	17%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Commenced operations on August 31, 2023.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2025 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1.  Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 46 funds. The financial statements herein are those of the ARGA Emerging Markets Value Fund (the “Emerging Markets Value Fund”), the ARGA International Value Fund (the “International Value Fund”) and the ARGA Value Fund (the “Value Fund”); collectively known as the ARGA Funds (the “Funds”). The investment objective of the Funds is to seek to provide long-term capital appreciation. Each of the Funds is classified as a non-diversified investment company. ARGA Investment Management, LP (the “Adviser”) serves as the investment adviser to each of the Funds. Each Fund offers two classes of shares to investors, Investor Shares and Institutional Shares. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Please refer to a current prospectus for additional information on each share class. Investor Shares of the Funds are currently not available for purchase.

2.  Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are investment companies and therefore apply the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2025 (UNAUDITED)

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser's pricing procedures, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2025 (UNAUDITED)

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more- likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended June 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Foreign Taxes — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. For the six months ended June 30, 2025, ARGA Emerging Markets Value Fund and ARGA International Value Fund have accrued foreign tax in the amount of $1,575,484 and $14,278, respectively, presented on the Statements of Assets and Liabilities.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2025 (UNAUDITED)

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on basis of relative daily net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Each Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

3.  Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.  Administration, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended June 30, 2025, ARGA Emerging Markets Value Fund, ARGA International Value Fund and ARGA Value Fund each paid $325,407, $49,499 and $37,124 for these services, respectively.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2025 (UNAUDITED)

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. For the six months ended June 30, 2025, the ARGA Emerging Markets Value Fund, ARGA International Value Fund and ARGA Value Fund each paid $73,298, $12,098 and $205 for these services, respectively.

Atlantic Shareholder Services LLC serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. For the six months ended June 30, 2025, the ARGA Emerging Markets Value Fund, ARGA International Value Fund and ARGA Value Fund each paid $22,982, $11,370 and $9,661 for these services, respectively.

5.  Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the ARGA Emerging Markets Value Fund, ARGA International Value Fund and ARGA Value Fund at a fee, which is calculated daily and paid monthly, at an annual rate of 0.70%, 0.60% and 0.50%, respectively of each Fund’s average daily net assets.

For each Fund, the Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep the Funds’ total annual Fund operating expenses (excluding distribution and/or service (12b-1) fees, shareholder servicing fees, interest, taxes, brokerage commissions, and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) for Investor Shares and Institutional Shares from exceeding certain levels as set forth below until April 30, 2026. Refer to Waiver of Investment Advisory Fees and Waiver - Reimbursement from Adviser on the Statements of Operations for fees waived for the six months ended June 30, 2025.

Accordingly, the contractual expense limitations for each Fund are as follows:

Contractual Expense Limitations Institutional Shares
ARGA Emerging Markets Value Fund	0.90%
ARGA International Value Fund	0.75%
ARGA Value Fund	0.65%

In addition, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the Fund’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on June 30, 2025.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2025 (UNAUDITED)

As of June 30, 2025, fees that were previously waived by the Adviser, which may be subject to possible future recapture to the Adviser are as follows:

Period	Subject to Repayment until June 30:	ARGA Emerging Markets Value Fund	ARGA International Value Fund
2023	2026	$—	$158,375
2024	2027	—	147,812
2025	2028	—	98,397
		$—	$404,584

Period	Subject to Repayment until June 30:	ARGA Value Fund
2023	2026	$—
2024	2027	213,865
2025	2028	156,195
		$370,060

For the six months ended June 30, 2025, the Funds did not recapture any previously waived fees.

6.  Investment Transactions:

For the six months ended June 30, 2025, the purchases and sales of investment securities other than long-term U.S. Government and short-term investments, were as follows:

	Purchases	Sales
ARGA Emerging Markets Value Fund	$215,661,670	$109,297,159
ARGA International Value Fund	35,274,887	58,509,288
ARGA Value Fund	4,169,673	780,601

7.  Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in-capital as appropriate, in the period that the difference arises.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2025 (UNAUDITED)

The tax character of dividends and distributions paid during the year or period ended December 31, 2024, were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
ARGA Emerging Markets Value Fund
2024	$28,842,447	$—	$39,537	$28,881,984
2023	18,921,672	—	—	18,921,672
ARGA International Value Fund
2024	3,314,916	223,908	—	3,538,824
2023	111,339	—	—	111,339
ARGA Value Fund
2024	105,350	—	—	105,350
2023	7,141	—	—	7,141

As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:

	ARGA Emerging Markets Value Fund	ARGA International Value Fund	ARGA Value Fund
Undistributed Ordinary Income	$–	$138,084	$3,006
Undistributed Long-Term Capital Gains	–	34,224	47,711
Capital Loss Carryforwards	(5,588,153)	–	–
Late-Year Loss Deferral	(2,171,995)	–	–
Unrealized Appreciation (Depreciation)	50,310,800	(8,104,117)	18,899
Other Temporary Differences	(5)	(2)	1
Total Distributable Earnings (Accumulated Losses)	$42,550,647	$(7,931,811)	$69,617

Post October losses represent losses realized on investment transactions from November 1, 2024 through December 31, 2024, that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward indefinitely and applied against all future gains. Losses carried forward are as follows:

	Short-Term Loss	Long-Term Loss	Total
ARGA Emerging Markets Value Fund	$5,588,153	$—	$5,588,153

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2025 (UNAUDITED)

During the year ended December 31, 2024, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

	Short-Term Loss	Long-Term Loss	Total
ARGA Emerging Markets Value Fund	$137,724	$—	$137,724

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for investments held by Funds at June 30, 2025, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
ARGA Emerging Markets Value Fund
	$890,693,888	$242,640,744	$(21,225,886)	$221,414,858
ARGA International Value Fund
	106,584,578	15,531,970	(3,340,910)	12,191,060
ARGA Value Fund
	4,539,901	270,161	(113,708)	156,453

8.  Concentration of Shareholders:

At June 30, 2025, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders, each owning 10% or greater of the aggregate shares outstanding were as follows:

	No. of Shareholders	% Ownership
ARGA Emerging Markets Value Fund, Institutional Shares	2	73%
ARGA International Value Fund, Institutional Shares	3	94%
ARGA Value Fund, Institutional Shares	2	100%

9.  Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2025 (UNAUDITED)

10.  Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

Equity Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Market Risk — The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Active Management Risk — The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Value Style Risk — The Adviser’s value investment style may increase the risks of investing in the Fund. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2025 (UNAUDITED)

Frontier Markets Risk — Frontier markets are inherently riskier than developed and advanced emerging markets, given the earlier stage of their economic and capital market development. Given the more limited investment flows, frontier markets tend to be less liquid than their developed and emerging market peers. Frontier markets carry higher governance risk, political instability, capital control risk and foreign exchange risk.

Geographic Focus Risk — To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Sector and Industry Focus Risk — Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, resulting in the dollar value of an investment in the Fund being adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance. Liquidity risk may be heightened in the emerging market countries in which the Fund invests, as a result of their markets being less developed.

Depositary Receipts Risk — Depositary receipts, such as ADRs, GDRs and EDRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2025 (UNAUDITED)

Preferred Stock Risk — Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Participation Notes Risk — The return on a P-Note is linked to the performance of the issuers of the underlying securities. The performance of P-Notes will not replicate exactly the performance of the issuers that they seek to replicate due to transaction costs and other expenses. P-Notes are subject to counterparty risk since the notes constitute general unsecured contractual obligations of the financial institutions issuing the notes, and the Fund is relying on the creditworthiness of such institutions and has no rights under the notes against the issuers of the underlying securities. In addition, P-Notes are subject to liquidity risk, which is described elsewhere in this section.

Master Limited Partnerships (MLPs) Risk — MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

REITs Risk — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2025 (UNAUDITED)

ETFs Risk — ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Stock Connect Investing Risk — Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A-Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. The Fund’s investments in A-Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A-Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A-Shares when Stock Connect is not trading.

11.  Recent Accounting Pronouncements:

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of each Fund’s Adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total  returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2025 (UNAUDITED)

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

12.  Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2025 (UNAUDITED)

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a Special Meeting of Shareholders held on June 11, 2025, shareholders of the Advisors’ Inner Circle III Trust elected Trustees.

All Nominees receiving a plurality of the votes cast at the Meeting with respect to a Trust will be elected as Trustees of the Trust, provided that thirty-three and one third percent (33 1/3%) of the shares of the Trust entitled to vote are present in person or by proxy at the Meeting. The election of Trustees for one Trust is not contingent on the election of Trustees for the other Trust. With a plurality vote, the Nominees who receive the highest number of votes will be elected, even if they receive votes from less than a majority of the votes cast. Because the Nominees are running unopposed, assuming a quorum is present, all Nominees are expected to be elected as Trustees, as all Nominees who receive a single vote in his other favor will be elected, while votes not cast or votes to withhold (or abstentions) will have no effect on the election outcome.

Trustee	Votes For	Votes Withheld	Proposal Passed
Jon C. Hunt	1,662,873,478	5,330,326	Yes
Nichelle Maynard-Elliott	1,574,558,027	93,645,777	Yes
Jay C. Nadel	1,627,701,282	40,502,522	Yes
Randall S. Yanker	1,642,537,284	25,666,520	Yes
John G. Alshefski	1,647,431,408	20,772,396	Yes
Thomas P. Lemke	1,627,734,666	40,469,138	Yes

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two- year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2025 (UNAUDITED)

A Board meeting was held on March 26–27, 2025 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2025 (UNAUDITED)

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2025 (UNAUDITED)

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

ARGA Funds

P.O. Box 588

Portland, ME 04112

1- 866-234-2742

Investment Adviser:

ARGA Investment Management, LP

1010 Washington Blvd, 6th Floor

Stamford, CT 06901

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

ARG-SA-001-0500

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a)              The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)              There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		The Advisors’ Inner Circle Fund III

By	(Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date:	September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date:	September 4, 2025

By	(Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date:	September 4, 2025